Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-41903
Entity Registrant Name	T1 Energy Inc.
Entity Central Index Key	0001992243
Entity Tax Identification Number	93-3205861
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1211 E 4th St.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	409
Local Phone Number	599-5706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false